Total
JNL Multi-Manager Small Cap Growth Fund
JNL Multi-Manager Small Cap Growth Fund Class A Class I
Investment Objective.
The investment objective of the Fund is long-term capital appreciation.
Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment) Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Growth Fund (A)		JNL Multi-Manager Small Cap Growth Fund (I)
Management Fee	0.56%		0.56%
Distribution and/or Service (12b-1) Fees	0.30%		none
Other Expenses	0.11%	[1]	0.11%	[2]
Acquired Fund Fees and Expenses	0.01%	[3]	0.01%	[4]
Total Annual Fund Operating Expenses	0.98%		0.68%
[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[4]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - JNL Multi-Manager Small Cap Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL Multi-Manager Small Cap Growth Fund (A)	100	312	542	1,201
JNL Multi-Manager Small Cap Growth Fund (I)	69	218	379	847

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2023 - 12/31/2023	54%

Principal Investment Strategies.

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the equity securities of small-capitalization companies that, when purchased, have market capitalizations between the smallest company and 120% of the largest company in the Morningstar US Small Cap Broad Growth Extended Index. As of December 31, 2023, the range of such companies in the Morningstar US Small Cap Broad Growth Extended Index was $293.0 million to $34.90 billion.

The Fund has flexibility in the relative weighting of each asset class and expects to vary the percentages of assets invested in each asset class from time to time. JNAM’s allocations to the underlying Sub-Advisers will be a function of a variety of factors including each underlying strategy’s expected returns, volatility, correlation, and contribution to the Fund’s overall risk profile.

Companies with similar characteristics may be grouped together in broad categories called sectors. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

Seven unaffiliated investment managers (“Sub-Advisers”) generally provide day to day management for a portion of the Fund’s assets (each portion is sometimes referred to as a “sleeve”). Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

JNAM also may choose to allocate the Fund’s assets to additional Sub-Advisers in the future. There is no assurance that any or all of the strategies discussed in this prospectus will be used by JNAM or the Sub-Advisers.

JNAM may also manage Fund assets directly to seek to enhance returns, or to hedge and to manage the Fund’s cash and short-term instruments.

Below are the principal investment strategies for each Sub-Adviser’s strategy, but the Sub-Advisers may also implement other investment strategies in keeping with their respective strategy’s objective.

GIM Strategy

Granahan Investment Management, LLC (“GIM”) constructs the GIM Strategy by blending their Small Cap Advantage strategy, which consists of two of their unique strategies, Small Cap Focused Growth strategy and Small Cap Discoveries strategy and their Small Cap Select Strategy.

Within Small Cap Advantage strategy, the blended strategies utilize rigorous bottom-up fundamental research. GIM’s Small Cap Focused Growth strategy is grounded in the belief that superior long term returns are best achieved by focusing on smaller companies that are poised to grow at 15% or more, and using a strict methodology to own the stocks of these sustainable growth companies when risk/reward is attractive.

Within this philosophy, GIM’s Small Cap Focused Growth strategy seeks to own companies with large open-ended opportunities, a favorable competitive landscape and products or services providing a significant value proposition to the customer.

The Small Cap Discoveries strategy believes that the small/micro-capitalization market has a skewed distribution of returns where a small but meaningful number of high-performing stocks drive the return of the benchmark. In-depth company research combined with tools to gauge market sentiment results in a portfolio of stocks representing innovative emerging growth companies coupled with stocks of companies with unrecognized growth.

The Small Cap Select strategy takes a diversified approach to growth by seeking companies that can either sustain growth for an extended time, or materially accelerate their growth rate over the near to medium term. The strategy believes that this approach expands the investment opportunity set and mitigates risk.

Baron Strategy

BAMCO, Inc. (“BAMCO”) constructs the Baron Strategy by investing for the long term primarily in equity securities in the form of common stock of U.S. small-sized growth companies.

BAMCO seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Although the strategy invests primarily in U.S. companies, it may also invest in securities of non-U.S. issuers that are not publicly traded in the U.S. and in Global Depository Receipts and European Depository Receipts.

Victory RS Investments Strategy

Victory Capital Management Inc., through its investment franchise, RS Investments, (“Victory Capital”) constructs the Victory RS Investments Strategy by investing in small- and mid-capitalization companies. The Victory RS Investments Strategy typically invests most of its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities, including American and Global Depositary Receipts (“ADRs” and “GDRs”).

Victory Capital employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the Victory Capital’s expectation of the potential reward relative to risk of each security based in part on its proprietary earnings calculations.

Victory Capital regularly reviews its investments and will sell securities when it believes the securities are no longer attractive because (1) of a deterioration in rank of the security in accordance with Victory Capital’s process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company or (4) other investments available are considered to be more attractive.

As a result of Victory Capital’s investment process, its investments may be focused in one or more economic sectors from time to time, including the information technology sector.

Kayne Anderson Rudnick Strategy

Kayne Anderson Rudnick Investment Management, LLC (“KAR”) constructs the KAR Strategy by blending two of their unique strategies, Small Cap Growth and Small-Mid Cap Growth strategies. The Small Cap Growth strategy invests in common stocks of small market capitalization companies believed to possess sustainable competitive advantages at prices that KAR deems attractive. The Small Cap Growth strategy emphasizes companies determined by KAR to have a sustainable competitive advantage and the ability to grow over an extended period of time. Although the Small Cap Growth strategy invests primarily in U.S. companies, it may invest in foreign securities and ADRs.

The Small-Mid Cap Growth strategy invests in common stocks of small and mid-market capitalization companies believed to possess sustainable competitive advantages at prices that KAR deems attractive. The Small-Mid Cap Growth strategy emphasizes companies determined by KAR to have a sustainable competitive advantage and the ability to grow over an extended period of time. Although the Small-Mid Cap Growth strategy invests primarily in U.S. companies, it may invest in foreign securities and ADRs.

SBH Strategy

Segall Bryant & Hamill, LLC (“SBH”) constructs the SBH Strategy by investing in small companies that SBH believes to have attractive growth prospects for earnings and/or cash flows.

The SBH Strategy primarily invests in equity securities of companies whose stock is traded on U.S. markets, including depositary receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

SBH implements an investment strategy primarily through independent “bottom-up” fundamental research. SBH constructs a portfolio designed to generate alpha, or risk-adjusted excess return relative to the Russell 2000 Growth Index, primarily through stock selection. SBH uses a proprietary discounted cash flow (“DCF”) model for purposes of valuing and generating price targets for individual stocks. The DCF model is utilized for two primary purposes – to understand what assumptions are implied in a stock’s current price and to generate an expected value for each stock, based on SBH’s internally generated forecasts.

WCM Strategy

WCM Investment Management, LLC (“WCM”) constructs the WCM Strategy by investing principally in small-capitalization companies.

The WCM Strategy primarily invests in equity securities of U.S. companies but may also invest any portion of its assets in REITs, foreign securities, including ADRs and GDRs.

WCM employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce significant, long-term excess return.

WCM’s investment process examines four key governing components:

●	Corporate Performance – reviewing the operating history of the company, understanding of management’s skill set, the company’s core competency, the culture and their ability to evolve.

●	Systematic Effects – evaluating the macro factors affecting the business, their position in the market and looking to gain an understanding of the key drivers of the business.

●	Sustainability – measuring how the company can protect its margins and continue to reinvest cash flows.

●	Intrinsic Value – determining the value of the company versus how the market values the company.

Driehaus Strategy

Driehaus Capital Management LLC (“Driehaus”) constructs the Driehaus Strategy by investing primarily in equity securities of U.S. small-capitalization companies exhibiting strong growth characteristics. Although the Driehaus Strategy will invest primarily in the equity securities of U.S. small-cap companies, it may also invest a portion of its assets in the equity securities of non-U.S. companies that trade in the U.S. (such as ADRs or substantially similar instruments that are based on foreign securities).

Driehaus employs a growth style of investing for the Driehaus Strategy. For companies with operating histories, Driehaus evaluates a company’s revenue and earnings growth to determine whether it can materially exceed market expectations and whether the security is at an attractive entry point. The Driehaus Strategy may invest in companies with limited or no operating histories.

Principal Risks of Investing in the Fund.
Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance prior to September 28, 2015, reflects the Fund’s results when managed by the former sub-adviser, Eagle Asset Management, Inc. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 26, 2021, the Fund was combined with JNL/Vanguard Small Company Growth Fund (“Acquired Fund”), with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Fund.

Effective April 29, 2024, the Morningstar® US Market Extended Index℠ replaced the Morningstar® US Small Cap Broad Growth Extended Index℠ as the Fund’s broad-based securities market index in accordance with new regulatory disclosure requirements. The Morningstar® US Small Cap Broad Growth Extended Index℠ is included as an additional index for the Fund because the Adviser believes it more closely reflects the market segments in which the Fund invests.

Annual Total Returns as of December 31

Best Quarter (ended 6/30/2020): 36.71%; Worst Quarter (ended 6/30/2022): -21.59% Best Quarter (ended 6/30/2020): 36.86%; Worst Quarter (ended 6/30/2022): -21.52%
Average Annual Total Returns as of 12/31/2023
Average Annual Total Returns - JNL Multi-Manager Small Cap Growth Fund	1 Year	5 Years	10 Years
JNL Multi-Manager Small Cap Growth Fund (A)	16.32%	10.43%	7.81%
JNL Multi-Manager Small Cap Growth Fund (A) | Morningstar US Market Extended Index (reflects no deduction for fees, expenses, or taxes)	26.22%	15.15%	11.51%
JNL Multi-Manager Small Cap Growth Fund (A) | Morningstar US Small Cap Broad Growth Extended Index (reflects no deduction for fees, expenses, or taxes)	22.61%	9.75%	7.43%
JNL Multi-Manager Small Cap Growth Fund (I)	16.68%	10.76%	8.09%
JNL Multi-Manager Small Cap Growth Fund (I) | Morningstar US Market Extended Index (reflects no deduction for fees, expenses, or taxes)	26.22%	15.15%	11.51%
JNL Multi-Manager Small Cap Growth Fund (I) | Morningstar US Small Cap Broad Growth Extended Index (reflects no deduction for fees, expenses, or taxes)	22.61%	9.75%	7.43%

JNL Multi-Manager Small Cap Growth Fund | Risk Lose Money [Member]
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL Multi-Manager Small Cap Growth Fund | Market risk [Member]

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL Multi-Manager Small Cap Growth Fund | Equity securities risk [Member]

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL Multi-Manager Small Cap Growth Fund | Small-capitalization investing risk [Member]

●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

JNL Multi-Manager Small Cap Growth Fund | Sector risk [Member]

●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.

JNL Multi-Manager Small Cap Growth Fund | Investment style risk [Member]

●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

JNL Multi-Manager Small Cap Growth Fund | Allocation risk [Member]

●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations.

JNL Multi-Manager Small Cap Growth Fund | Information technology sector risk [Member]

●	Information technology sector risk – Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

JNL Multi-Manager Small Cap Growth Fund | Managed portfolio risk [Member]

●	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

JNL Multi-Manager Small Cap Growth Fund | Depositary receipts risk [Member]

●	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. They may be traded in the over-the-counter (“OTC”) market or on a regional exchange, or may otherwise have limited liquidity. The prices of depositary receipts may differ from the prices of securities upon which they are based. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Holders of un-sponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are exchange traded or OTC may also subject the Fund to liquidity risk. This risk is enhanced in connection with OTC depositary receipts.

JNL Multi-Manager Small Cap Growth Fund | Foreign securities risk [Member]

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL Multi-Manager Small Cap Growth Fund | Convertible securities risk [Member]

●	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

JNL/American Funds Moderate Allocation Fund
JNL/American Funds Moderate Allocation Fund Class A Class I
Investment Objective.
The investment objective of the Fund is to seek a balance between current income and growth of capital.
Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment) Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - JNL/American Funds Moderate Allocation Fund	JNL/American Funds Moderate Allocation Fund (A)		JNL/American Funds Moderate Allocation Fund (I)
Management Fee	0.20%		0.20%
Distribution and/or Service (12b-1) Fees	0.30%		none
Other Expenses	0.15%	[1]	0.15%	[2]
Acquired Fund Fees and Expenses	0.31%	[3]	0.31%	[4]
Total Annual Fund Operating Expenses	0.96%		0.66%
[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.
[2]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[4]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - JNL/American Funds Moderate Allocation Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/American Funds Moderate Allocation Fund (A)	98	306	531	1,178
JNL/American Funds Moderate Allocation Fund (I)	67	211	368	822

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance. The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it commenced operations on the date of this Prospectus.

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of either the American Funds Insurance Series® (“AFIS”) or the American Funds R6 mutual fund share class. Not all Funds of the American Funds are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 20%-60% of its assets to Underlying Funds that invest primarily in equity securities and 40%-80% of its assets to Underlying Funds that invest primarily fixed-income securities. The equity and fixed-income allocation may fall outside of the above limits in a volatile market environment where investment outcomes are expected to remain beyond normal range.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds. In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

Some of the Underlying Funds may invest in securities issued by companies located in countries outside the United States, including a range of developing and emerging market countries. Fund investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Underlying Funds may invest in a variety of sectors and credit qualities, including government bonds, inflation-linked bonds, investment grade corporate bonds, high yield corporate bonds (commonly referred to as “junk bonds”), mortgages, and emerging market debt.

Some of the Underlying Funds may utilize a number of derivatives in order to execute their investment strategy. Some of the Underlying Funds, particularly those classified as Equities Strategies, may hold a significant amount of small or mid-capitalization equities in order to execute their investment strategy. Some of the Underlying Funds, particularly those classified as Fixed Income Strategies, may hold a significant amount of junk bonds in order to execute their investment strategy.

Principal Risks of Investing in the Fund.
Performance.

Performance for the Fund has not been included because the Fund commenced operations on the date of this Prospectus. Performance, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

JNL/American Funds Moderate Allocation Fund | Risk Lose Money [Member]
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/American Funds Moderate Allocation Fund | Market risk [Member]

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL/American Funds Moderate Allocation Fund | Equity securities risk [Member]

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL/American Funds Moderate Allocation Fund | Investment style risk [Member]

●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

JNL/American Funds Moderate Allocation Fund | Allocation risk [Member]

●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.

JNL/American Funds Moderate Allocation Fund | Foreign securities risk [Member]

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL/American Funds Moderate Allocation Fund | Underlying funds risk [Member]

●	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

JNL/American Funds Moderate Allocation Fund | Mid-capitalization and small-capitalization investing risk [Member]

●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

JNL/American Funds Moderate Allocation Fund | Fixed-income risk [Member]

●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.

JNL/American Funds Moderate Allocation Fund | Interest rate risk [Member]

●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.

JNL/American Funds Moderate Allocation Fund | Credit risk [Member]

●	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

JNL/American Funds Moderate Allocation Fund | Emerging markets and less developed countries risk [Member]

●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

JNL/American Funds Moderate Allocation Fund | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]

●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.

JNL/American Funds Moderate Allocation Fund | Investment in other investment companies risk [Member]

●	Investment in other investment companies risk – As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.

JNL/Cohen & Steers U.S. Realty Fund
JNL/Cohen & Steers U.S. Realty Fund (formerly, JNL/Heitman U.S. Focused Real Estate Fund) Class A Class I
Investment Objective.
The investment objective of the Fund is to seek total return through investment in real estate securities.
Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment) Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - JNL/Cohen & Steers U.S. Realty Fund	JNL/Cohen & Steers U.S. Realty Fund (A)		JNL/Cohen & Steers U.S. Realty Fund (I)
Management Fee	0.58%		0.58%
Distribution and/or Service (12b-1) Fees	0.30%		none
Other Expenses	0.16%	[1]	0.16%	[2]
Total Annual Fund Operating Expenses	1.04%	[3]	0.74%	[4]
[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Expense information has been restated to reflect current fees.
[4]	Expense information has been restated to reflect current fees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - JNL/Cohen & Steers U.S. Realty Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/Cohen & Steers U.S. Realty Fund (A)	106	331	574	1,271
JNL/Cohen & Steers U.S. Realty Fund (I)	76	237	411	918

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2023 - 12/31/2023	160%

Principal Investment Strategies.

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities issued by real estate companies operating in the United States, including real estate investment trusts (“REITs”). Real estate equity securities include common stocks, preferred stocks, other equity securities issued by real estate companies, including REITs, and similar REIT-like entities. A real estate company is one that (i) derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate and land; or (ii) has at least 50% of its assets invested in real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. The Fund may invest without limit in shares of REITs. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders (other than net capital gains for each taxable year). REIT-like entities are organized outside of the U.S. and have operations and receive tax treatment in their respective countries similar to that of U.S. REITs. The Fund may invest in real estate companies of any market capitalization.

Cohen & Steers Capital Management, Inc., the Fund’s sub-adviser (“Sub-Adviser”) uses a bottom-up strategy, relative value investment process when selecting publicly traded real estate securities. To guide the portfolio construction process, the Sub-Adviser uses a proprietary valuation model that quantifies relative valuation of real estate securities based on price-to-net asset value (“NAV”), cash flow multiple/growth ratios, and a dividend discount model (“DDM”). The Sub-Adviser incorporates both quantitative and qualitative analysis in their NAV, cash flow, growth and DDM estimates. The company research process includes an evaluation of the commercial real estate supply and demand dynamics, management, strategy, property quality, financial strength and corporate structure. Judgments with respect to risk control, geographic and property sector diversification, liquidity and other factors are considered along with the models’ output and drive the Sub-Adviser’s investment decisions.

The Fund may also invest in securities of foreign issuers that meet the same criteria for investment as domestic companies, including investments in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”).

The Fund has the ability to invest in other investment companies, such as exchange-traded funds, money market funds, unit investment trusts and open-end and closed-end funds, including affiliated investment companies.

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance prior to October 21, 2024 reflects the Fund’s results when managed by the former sub-adviser, Heitman Real Estate Securities LLC. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 29, 2024, the Morningstar® US Target Market Exposure Index℠ replaced the Morningstar® US REIT Index℠ as the Fund’s broad-based securities market index in accordance with new regulatory disclosure requirements. The Morningstar® US REIT Index℠ is included as an additional index for the Fund because the Adviser believes it more closely reflects the market segments in which the Fund invests.

Annual Total Returns as of December 31

Best Quarter (ended 3/31/2019): 16.19%; Worst Quarter (ended 3/31/2020): -25.30% Best Quarter (ended 3/31/2019): 16.28%; Worst Quarter (ended 3/31/2020): -25.28%
Average Annual Total Returns as of 12/31/2023
Average Annual Total Returns - JNL/Cohen & Steers U.S. Realty Fund	1 Year	5 Years	Since Inception	Inception Date
JNL/Cohen & Steers U.S. Realty Fund (A)	9.66%	7.10%	5.34%	Aug. 13, 2018
JNL/Cohen & Steers U.S. Realty Fund (A) | Morningstar US Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)	27.18%	15.64%	12.00%
JNL/Cohen & Steers U.S. Realty Fund (A) | Morningstar US REIT Index (reflects no deduction for fees, expenses, or taxes)	11.33%	7.55%	5.93%
JNL/Cohen & Steers U.S. Realty Fund (I)	9.89%	7.41%	5.64%	Aug. 13, 2018
JNL/Cohen & Steers U.S. Realty Fund (I) | Morningstar US Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)	27.18%	15.64%	12.00%
JNL/Cohen & Steers U.S. Realty Fund (I) | Morningstar US REIT Index (reflects no deduction for fees, expenses, or taxes)	11.33%	7.55%	5.93%

JNL/Cohen & Steers U.S. Realty Fund | Risk Lose Money [Member]
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/Cohen & Steers U.S. Realty Fund | Market risk [Member]

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL/Cohen & Steers U.S. Realty Fund | Equity securities risk [Member]

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL/Cohen & Steers U.S. Realty Fund | Sector risk [Member]

●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.

JNL/Cohen & Steers U.S. Realty Fund | Managed portfolio risk [Member]

●	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

JNL/Cohen & Steers U.S. Realty Fund | Depositary receipts risk [Member]

●	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. They may be traded in the over-the-counter (“OTC”) market or on a regional exchange, or may otherwise have limited liquidity. The prices of depositary receipts may differ from the prices of securities upon which they are based. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Holders of un-sponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are exchange traded or OTC may also subject the Fund to liquidity risk. This risk is enhanced in connection with OTC depositary receipts.

JNL/Cohen & Steers U.S. Realty Fund | Foreign securities risk [Member]

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL/Cohen & Steers U.S. Realty Fund | Mid-capitalization and small-capitalization investing risk [Member]

●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

JNL/Cohen & Steers U.S. Realty Fund | Interest rate risk [Member]

●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.

JNL/Cohen & Steers U.S. Realty Fund | Investment in other investment companies risk [Member]

●	Investment in other investment companies risk – As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.

JNL/Cohen & Steers U.S. Realty Fund | Concentration risk [Member]

●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

JNL/Cohen & Steers U.S. Realty Fund | Real estate investment risk [Member]

●	Real estate investment risk – Risks of investing in real estate securities include falling property values due to increasing vacancies in rental properties, declining rents resulting from economic, legal, tax, cultural, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and other market conditions. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of real estate investments as well as mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

JNL/Cohen & Steers U.S. Realty Fund | REIT investment risk [Member]

●	REIT investment risk – The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws; environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REITs could be adversely affected by failure to maintain their exemptions from registration under the Investment Company Act of 1940, as amended, or failure to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.

JNL/Cohen & Steers U.S. Realty Fund | Large-capitalization investing risk [Member]

●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

JNL/Cohen & Steers U.S. Realty Fund | Preferred stock risk [Member]

●	Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Risks of preferred securities include (i) the ability of the issuer to defer or omit distributions for a stated period in its sole discretion, (ii) the potential for the security to lose value based on the credit worthiness of the issuer or its decision to defer distributions, (iii) the potential for the security to lose value in light of the increase in market interest rates (iv) the potential for the issuer to call (repay) the security or extend the term of the security, subject to the security’s terms and issuer’s discretion, which may impact the value of the security in light of prevailing market interest rates at that time, (v) the risk that the preferred securities may have a less liquid market than government securities or other equity securities issued by the issuer, and (vi) being subject to the decisions of voting shareholders of an issuer as preferred securities typically contain limited, or no, voting rights.

JNL/Cohen & Steers U.S. Realty Fund | Risk Nondiversified Status [Member]

●	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.

JNL/Cohen & Steers U.S. Realty Fund | Exchange-traded funds investing risk [Member]

●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

JNL/Cohen & Steers U.S. Realty Fund | Government regulatory risk [Member]

●	Government regulatory risk – Certain industries or sectors, including, but not limited to, real estate, financial services, utilities, oil and natural gas exploration and production, and health care are subject to increased regulatory requirements. There can be no guarantee that companies in which the Fund invests will meet all applicable regulatory requirements. Certain companies could incur substantial fines and penalties for failing to meet government regulatory requirements. These requirements may also result in additional compliance expenses and costs. Such increased regulatory compliance costs could hurt a company’s performance.

JNL/Dreyfus Government Money Market Fund
JNL/Dreyfus Government Money Market Fund (formerly, JNL/WMC Government Money Market Fund) Class A Class I
Investment Objective.
The investment objective of the Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.
Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment) Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - JNL/Dreyfus Government Money Market Fund	JNL/Dreyfus Government Money Market Fund (A)		JNL/Dreyfus Government Money Market Fund (I)
Management Fee	0.15%		0.15%
Distribution and/or Service (12b-1) Fees	0.30%		none
Other Expenses	0.11%	[1]	0.11%	[2]
Total Annual Fund Operating Expenses	0.56%	[3]	0.26%	[4]
[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Expense information has been restated to reflect current fees.
[4]	Expense information has been restated to reflect current fees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - JNL/Dreyfus Government Money Market Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/Dreyfus Government Money Market Fund (A)	57	179	313	701
JNL/Dreyfus Government Money Market Fund (I)	27	84	146	331

Principal Investment Strategies.

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash or government securities). The government securities typically have a maximum remaining maturity of 397 calendar days and the repurchase agreements are collateralized by cash or government securities. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in government securities or repurchase agreements collateralized by government securities. As a government money market fund, the Fund is exempt from requirements that permit money market funds to impose a liquidity fee. While the Fund’s Board of Trustees may elect to subject the Fund to liquidity fee requirements in the future, the Board of Trustees has not elected to do so at this time.

The Fund seeks to maintain a stable net asset value of $1.00 per share, neither the Federal Deposit Insurance Company, nor any other government agency insures or protects your investment.

Principal Risks of Investing in the Fund.
Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Prior to September 19, 2016, the Fund was operated as a prime money market fund. Effective September 19, 2016, the Fund operates as a government money market fund and, as such, invests at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are “collateralized fully” (i.e., backed by cash or government securities). Performance prior to October 21, 2024 reflects the Fund’s results when managed by the former sub-adviser, Wellington Management Company LLP.

The 7-day yield of Class A on December 31, 2023, was 4.85%.

The 7-day yield of Class I on December 31, 2023, was 5.15%.

Annual Total Returns as of December 31

Best Quarter (ended 12/31/2023): 1.22%; Worst Quarter (ended 3/31/2022): 0.00% Best Quarter (ended 12/31/2023): 1.30%; Worst Quarter (ended 3/31/2022): 0.00%
Average Annual Total Returns as of 12/31/2023
Average Annual Total Returns - JNL/Dreyfus Government Money Market Fund	1 Year	5 Years	10 Years
JNL/Dreyfus Government Money Market Fund (A)	4.39%	1.40%	0.82%
JNL/Dreyfus Government Money Market Fund (I)	4.86%	1.68%	1.04%

JNL/Dreyfus Government Money Market Fund | Risk Lose Money [Member]
You could lose money by investing in the Fund.
JNL/Dreyfus Government Money Market Fund | Managed portfolio risk [Member]

●	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

JNL/Dreyfus Government Money Market Fund | Fixed-income risk [Member]

●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.

JNL/Dreyfus Government Money Market Fund | Interest rate risk [Member]

●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.

JNL/Dreyfus Government Money Market Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
JNL/Dreyfus Government Money Market Fund | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
JNL/Dreyfus Government Money Market Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
JNL/Dreyfus Government Money Market Fund | Income risk [Member]

●	Income risk – The Fund is subject to the risk that the income generated from the Fund’s investments may decline in the event of falling interest rates. Income risk may be high if the Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. The Fund’s distributions to shareholders may decline when interest rates fall.

JNL/Dreyfus Government Money Market Fund | Repurchase agreements, purchase and sale contracts risk [Member]

●	Repurchase agreements, purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security under a repurchase agreement or purchase and sale contract, and the market value of the security declines, the Fund may lose money.

JNL/Dreyfus Government Money Market Fund | U.S. Government securities risk [Member]

●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.

JNL/JPMorgan Nasdaq Hedged Equity Fund
JNL/JPMorgan Nasdaq® Hedged Equity Fund Class A Class I
Investment Objective.
The investment objective of the Fund is to seek to provide capital appreciation.
Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment) Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - JNL/JPMorgan Nasdaq Hedged Equity Fund	JNL/JPMorgan Nasdaq Hedged Equity Fund (A)		JNL/JPMorgan Nasdaq Hedged Equity Fund (I)
Management Fee	0.50%		0.50%
Distribution and/or Service (12b-1) Fees	0.30%		none
Other Expenses	0.19%	[1]	0.19%	[2]
Total Annual Fund Operating Expenses	0.99%		0.69%
[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.
[2]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - JNL/JPMorgan Nasdaq Hedged Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/JPMorgan Nasdaq Hedged Equity Fund (A)	101	315	547	1,213
JNL/JPMorgan Nasdaq Hedged Equity Fund (I)	70	221	384	859

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance. The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it commenced operations on the date of this Prospectus.

Principal Investment Strategies.

The Fund seeks to provide capital appreciation through participation in the equity markets while hedging overall market exposure relative to traditional long-only equity strategies. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of Nasdaq listed companies. The Fund seeks to achieve its investment objective by investing in an actively managed portfolio of equity securities, including securities in the Nasdaq-100 Index® (the “Index”). The Fund can invest in both large cap and mid cap companies. The Fund may also invest in other equity securities not included in the Index. Currently, many of the equity securities in the Fund’s portfolio will be technology companies or companies that rely heavily on technological advances. The Fund will also purchase and sell exchange-traded put options and sell exchange-traded call options, employing an options overlay known as a “put/spread collar” strategy. The options may be based on the Index or on exchange-traded funds (“ETFs”) that replicate the Index (“Nasdaq 100 ETFs”). The combination of the portfolio of equity securities, the downside hedge from long index put options, and the income from the short index call options is intended to provide the Fund with a portion of the returns associated with equity market investments while exposing investors to less risk than traditional long-only equity strategies. Specifically, the Fund seeks to provide a competitive risk-adjusted return over a full market cycle relative to the Index with lower volatility than traditional long-only equity strategies. The “put/spread collar” strategy is designed to provide a continuous market hedge for the portfolio (i.e., to minimize loss).

The Fund’s combination of an equity portfolio, with the “put/spread collar” options overlay strategy is designed to provide greater market protection than other equity investments, but may not always do so, particularly in rising equity markets when the Fund may underperform traditional equity strategies. In addition, as a result of the structure of the options overlay strategy, the Fund is not expected to provide market protection during times of low market volatility; during such periods, the Fund is expected to perform in line with broad equity markets. The Fund may use futures contracts, primarily futures on indices, to more effectively gain targeted equity exposure from its cash positions and to hedge the Fund’s portfolio if it is unable to purchase or write the necessary options for its overlay strategy.

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
Performance.

Performance for the Fund has not been included because the Fund commenced operations on the date of this Prospectus. Performance, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

JNL/JPMorgan Nasdaq Hedged Equity Fund | Risk Lose Money [Member]
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/JPMorgan Nasdaq Hedged Equity Fund | Market risk [Member]

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL/JPMorgan Nasdaq Hedged Equity Fund | Equity securities risk [Member]

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL/JPMorgan Nasdaq Hedged Equity Fund | Investment style risk [Member]

●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

JNL/JPMorgan Nasdaq Hedged Equity Fund | Information technology sector risk [Member]

●	Information technology sector risk – Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

JNL/JPMorgan Nasdaq Hedged Equity Fund | Managed portfolio risk [Member]

●	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

JNL/JPMorgan Nasdaq Hedged Equity Fund | Large-capitalization investing risk [Member]

●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

JNL/JPMorgan Nasdaq Hedged Equity Fund | Risk Nondiversified Status [Member]

●	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.

JNL/JPMorgan Nasdaq Hedged Equity Fund | Options risk [Member]

●	Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. Options may be illiquid and the Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.

JNL/JPMorgan Nasdaq Hedged Equity Fund | Stock risk [Member]

●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

JNL/JPMorgan Nasdaq Hedged Equity Fund | Mid-capitalization investing risk [Member]

●	Mid-capitalization investing risk – Investments in mid cap companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

JNL/JPMorgan Nasdaq Hedged Equity Fund | Derivatives risk [Member]

●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

JNL/JPMorgan Nasdaq Hedged Equity Fund | Liquidity risk [Member]

●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

JNL/JPMorgan Nasdaq Hedged Equity Fund | Portfolio turnover risk [Member]

●	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

JNL/JPMorgan Nasdaq Hedged Equity Fund | Redemption risk [Member]

●	Redemption risk – Large redemption activity could result in the Fund being forced to sell portfolio securities at a loss or before the Adviser or Sub-Adviser would otherwise decide to do so. Large redemption activity in the Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher brokerage commissions, and other transaction costs.

JNL/Lazard International Quality Growth Fund
JNL/Lazard International Quality Growth Fund (formerly, JNL/Lazard International Strategic Equity Fund) Class A Class I
Investment Objective.
The investment objective of the Fund is to seek long-term capital appreciation.
Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment) Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - JNL/Lazard International Quality Growth Fund	JNL/Lazard International Quality Growth Fund (A)		JNL/Lazard International Quality Growth Fund (I)
Management Fee	0.60%		0.60%
Distribution and/or Service (12b-1) Fees	0.30%		none
Other Expenses	0.15%	[1]	0.15%	[2]
Total Annual Fund Operating Expenses	1.05%	[3]	0.75%	[4]
[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Expense information has been restated to reflect current fees.
[4]	Expense information has been restated to reflect current fees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - JNL/Lazard International Quality Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/Lazard International Quality Growth Fund (A)	107	334	579	1,283
JNL/Lazard International Quality Growth Fund (I)	77	240	417	930

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2023 - 12/31/2023	40%

Principal Investment Strategies.

The Fund invests primarily in equity securities of non-U.S. companies, including those whose principal business activities are located in emerging market countries. The Fund seeks to achieve its objective primarily by investing in companies that Lazard Asset Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), considers to be quality growth businesses. By “quality” the Sub-Adviser means businesses that it believes can generate, and sustain, high levels of financial productivity (i.e., return on equity, return on capital and cash flow return on investment). The Sub-Adviser considers, among other factors deemed appropriate and relevant to a particular company, whether the company has a competitive advantage in its industry and if the Sub-Adviser believes the company can sustain its competitive advantage. The Sub-Adviser also looks for “growth” businesses that it believes can grow profits and cash flows by investing back into their business at similarly high rates of financial productivity.

The Fund principally invests in common stocks, but the Fund’s investments in equity securities also may include preferred stocks, convertible securities, and American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”). The Fund may invest in securities of companies across the capitalization spectrum but generally focuses on companies with a market capitalization of $3 billion or more.

The Sub-Adviser considers a company to be a non-U.S. company if: (i) the company is organized under the laws of or is domiciled in a country other than the U.S. or maintains its principal place of business in a country other than the U.S.; or (ii) the securities of such company are traded principally on a non-U.S. market; or (iii) during the most recent fiscal year of the company, the company derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in countries other than the U.S. or that has at least 50% of its assets in countries other than the U.S. The allocation of the Fund’s assets among geographical sectors may shift from time to time based on the Sub-Adviser’s judgment and its analysis of market conditions.

Principal Risks of Investing in the Fund.
Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index. Performance prior to October 21, 2024, reflects the Fund’s results under the Fund’s prior investment strategy. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL/Lazard International Strategic Equity Fund, then a series of the Jackson Variable Series Trust, for periods before the Fund’s registration statement became effective.

Effective October 21, 2024, for consistency with the Fund’s principal investment strategies, the Morningstar® Global ex-US Target Market Exposure IndexSM (Net) replaced the Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (Net) as the Fund’s broad-based securities market index.

Annual Total Returns as of December 31

Best Quarter (ended 6/30/2020): 17.67%; Worst Quarter (ended 3/31/2020): -23.09% Best Quarter (ended 6/30/2020): 17.81%; Worst Quarter (ended 3/31/2020): -23.04%
Average Annual Total Returns as of 12/31/2023
Average Annual Total Returns - JNL/Lazard International Quality Growth Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
JNL/Lazard International Quality Growth Fund (A)	16.51%	7.21%	4.77%
JNL/Lazard International Quality Growth Fund (A) | Morningstar Global ex-US Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	15.64%	7.36%	4.03%
JNL/Lazard International Quality Growth Fund (A) | Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.17%	8.25%	4.31%
JNL/Lazard International Quality Growth Fund (I)	16.82%	7.52%		5.34%	Sep. 25, 2017
JNL/Lazard International Quality Growth Fund (I) | Morningstar Global ex-US Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	15.64%	7.36%		4.15%
JNL/Lazard International Quality Growth Fund (I) | Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.17%	8.25%		4.78%

JNL/Lazard International Quality Growth Fund | Risk Lose Money [Member]
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/Lazard International Quality Growth Fund | Market risk [Member]

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL/Lazard International Quality Growth Fund | Equity securities risk [Member]

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL/Lazard International Quality Growth Fund | Investment style risk [Member]

●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

JNL/Lazard International Quality Growth Fund | Managed portfolio risk [Member]

●	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Fund’s Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

JNL/Lazard International Quality Growth Fund | Depositary receipts risk [Member]

●	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. They may be traded in the over-the-counter (“OTC”) market or on a regional exchange, or may otherwise have limited liquidity. The prices of depositary receipts may differ from the prices of securities upon which they are based. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Holders of un-sponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are exchange traded or OTC may also subject the Fund to liquidity risk. This risk is enhanced in connection with OTC depositary receipts.

JNL/Lazard International Quality Growth Fund | Foreign securities risk [Member]

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL/Lazard International Quality Growth Fund | Mid-capitalization and small-capitalization investing risk [Member]

●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

JNL/Lazard International Quality Growth Fund | Emerging markets and less developed countries risk [Member]

●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

JNL/Lazard International Quality Growth Fund | Concentration risk [Member]

●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

JNL/Lazard International Quality Growth Fund | Large-capitalization investing risk [Member]

●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

JNL/Lazard International Quality Growth Fund | Stock risk [Member]

●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

JNL/Lazard International Quality Growth Fund | Issuer risk [Member]

●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

JNL/Lazard International Quality Growth Fund | Currency risk [Member]

●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

JNL/Lazard International Quality Growth Fund | Investment strategy risk [Member]

●	Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in accordance with these investment strategies may not produce the returns the Sub-Adviser expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

JNL/Lazard International Quality Growth Fund | Company risk [Member]

●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.

JNL/Lazard International Quality Growth Fund | European investment risk [Member]

●	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments. For example, in June 2016, the United Kingdom approved a referendum to leave the European Union (commonly known as “Brexit”). The United Kingdom left the European Union on January 31, 2020 with an eleven-month transition period ending December 31, 2020, during which the United Kingdom and the European Union agreed to a Trade and Cooperation Agreement governing the future relationship between the United Kingdom and the European Union from January 1, 2021. On January 1, 2021, European Union laws ceased to apply in the United Kingdom. Many European Union laws were transposed into English law and these transposed laws continue to apply until such time that they are repealed, replaced or amended. The United Kingdom government has enacted legislation that will repeal, replace or otherwise make substantial amendments to the European Union laws that currently apply in the United Kingdom. It is impossible to predict the consequences of these amendments on the Fund and its investments. Brexit may also create uncertainty around trade within Europe, the possibility of capital outflows from the United Kingdom, devaluation of the pound sterling, the cost of higher corporate bond spreads, and the risk that all the above could negatively impact business and consumer spending as well as foreign direct investment.

JNL/T. Rowe Price Capital Appreciation Equity Fund
JNL/T. Rowe Price Capital Appreciation Equity Fund Class A Class I
Investment Objective.
The investment objective of the Fund is to seek to provide long-term capital growth.
Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment) Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - JNL/T. Rowe Price Capital Appreciation Equity Fund	JNL/T. Rowe Price Capital Appreciation Equity Fund (A)		JNL/T. Rowe Price Capital Appreciation Equity Fund (I)
Management Fee	0.55%		0.55%
Distribution and/or Service (12b-1) Fees	0.30%		none
Other Expenses	0.15%	[1]	0.15%	[2]
Total Annual Fund Operating Expenses	1.00%		0.70%
[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.
[2]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - JNL/T. Rowe Price Capital Appreciation Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/T. Rowe Price Capital Appreciation Equity Fund (A)	102	318	552	1,225
JNL/T. Rowe Price Capital Appreciation Equity Fund (I)	72	224	390	871

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance. The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it commenced operations on the date of this Prospectus.

Principal Investment Strategies.

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities. The equity securities in which the Fund invests include common stocks, securities convertible into common or preferred stocks and warrants and equity-related instruments. The Fund may purchase the stocks of companies of any size but typically focuses on large U.S. companies.

T. Rowe Price Associates, Inc., the Fund’s sub-adviser (“Sub-Adviser”) takes a core approach to stock selection, which means that the Sub-Adviser uses both growth and value styles of investing. The Sub-Adviser typically constructs the portfolio in a “bottom up” manner, an approach that focuses more on evaluations of individual stocks than on analysis of overall economic trends and market cycles.

In selecting stocks for the Fund, the Sub-Adviser typically seeks out companies with one or more of the following characteristics:

●	experienced and capable management,

●	strong risk-adjusted return potential,

●	leading or improving market position or proprietary advantages, and/or

●	attractive valuation relative to a company’s peers or its own historical norm.

The Fund seeks to maintain approximately 100 securities in the portfolio. The Fund’s sector allocations are largely the result of the Sub-Adviser’s focus on stock selection. The Fund may at times invest significantly in certain sectors, including the information technology and healthcare sectors.

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
Performance.

Performance for the Fund has not been included because the Fund commenced operations on the date of this Prospectus. Performance, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

JNL/T. Rowe Price Capital Appreciation Equity Fund | Risk Lose Money [Member]
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/T. Rowe Price Capital Appreciation Equity Fund | Market risk [Member]

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL/T. Rowe Price Capital Appreciation Equity Fund | Sector risk [Member]

●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.

JNL/T. Rowe Price Capital Appreciation Equity Fund | Investment style risk [Member]

●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

JNL/T. Rowe Price Capital Appreciation Equity Fund | Information technology sector risk [Member]

●	Information technology sector risk – Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

JNL/T. Rowe Price Capital Appreciation Equity Fund | Managed portfolio risk [Member]

●	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

JNL/T. Rowe Price Capital Appreciation Equity Fund | Large-capitalization investing risk [Member]

●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

JNL/T. Rowe Price Capital Appreciation Equity Fund | Risk Nondiversified Status [Member]

●	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.

JNL/T. Rowe Price Capital Appreciation Equity Fund | Stock risk [Member]

●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

JNL/T. Rowe Price Capital Appreciation Equity Fund | Health care sector risk [Member]

●	Health care sector risk – An investment in issuers in the health care sector may be adversely affected by government regulations and government health care programs and increases or decreases in the cost of medical products and services. Health care companies are heavily dependent on patent protection and the expiration of a patent may adversely affect their profitability. Health care companies are also subject to extensive litigation based on product liability and similar claims. Regulatory approvals are generally required before new drugs and medical devices or procedures may be introduced and before the acquisition of additional facilities by health care providers, all of which may be time consuming and costly with no guarantee that any product will come to market. Health care companies are also subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Health care companies may also be thinly capitalized and susceptible to product obsolescence.

JNL/JPMorgan Managed Conservative Fund
JNL/JPMorgan Managed Conservative Fund (formerly, JNL/Goldman Sachs Managed Conservative Fund) Class A Class I
Investment Objectives.
The investment objective of the Fund is to seek current income.
Capital growth is a secondary objective.
Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment) Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - JNL/JPMorgan Managed Conservative Fund	JNL/JPMorgan Managed Conservative Fund (A)		JNL/JPMorgan Managed Conservative Fund (I)
Management Fee	0.11%		0.11%
Distribution and/or Service (12b-1) Fees	0.30%		none
Other Expenses	0.06%	[1]	0.06%	[2]
Acquired Fund Fees and Expenses	0.60%	[3]	0.60%	[4]
Total Annual Fund Operating Expenses	1.07%		0.77%
[1]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[4]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - JNL/JPMorgan Managed Conservative Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/JPMorgan Managed Conservative Fund (A)	109	340	590	1,306
JNL/JPMorgan Managed Conservative Fund (I)	79	246	428	954

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2023 - 12/31/2023	21%

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are the Jackson Credit Opportunities Fund, the Jackson Real Assets Fund, and certain Funds that are part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 70% to 90% to Underlying Funds that invest primarily in fixed-income securities, 0% to 30% to Underlying Funds that invest primarily in money market securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.

The Fund allocates its assets among Underlying Funds categorized by the Adviser into the following investment categories:

●	Allocation

●	Alternative

●	Fixed Income

●	International/Global Equity

●	Sector Equity

●	U.S. Equity

The Fund considers the Underlying Funds in the Fixed-Income investment category to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the International/Global Equity, Sector Equity, and U.S. Equity investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Allocation investment category include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative investment category to be funds that invest primarily in alternative assets and employ alternative strategies.

Two Underlying Funds, the Jackson Credit Opportunities Fund and the Jackson Real Assets Fund, each operate as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for managing the investment of portfolio assets solely according to the asset allocation instructions provided by J.P. Morgan Investment Management, Inc. (“JPMorgan”), the Fund’s sub-adviser (“Sub-Adviser”).  The Adviser determines the corresponding weights and executes transactions in the Underlying Funds.  The Fund’s allocations are rebalanced periodically by the Sub-Adviser.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund does not take direct positions in derivatives, asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Principal Risks of Investing” and “Glossary of Risks” sections of the Fund’s prospectus.

Principal Risks of Investing in the Fund.
Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance prior to on or about July 1, 2019 reflects the Fund’s results when managed by the former sub-adviser, Standard & Poor’s Investment Advisory Services LLC. Performance prior to October 21, 2024 reflects the Fund’s results when managed by the former sub-adviser, Goldman Sachs Asset Management, L.P. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 29, 2024, the Bloomberg U.S. Aggregate Index replaced the Morningstar® Conservative Target Risk Index℠ as the Fund’s broad-based securities market index in accordance with new regulatory disclosure requirements. The Morningstar® Conservative Target Risk Index℠ is included as an additional index for the Fund because the Adviser believes it more closely reflects the market segments in which the Fund invests.

Annual Total Returns as of December 31

Best Quarter (ended 6/30/2020): 8.46%; Worst Quarter (ended 6/30/2022): -8.41% Best Quarter (ended 6/30/2020): 8.49%; Worst Quarter (ended 6/30/2022): -8.38%
Average Annual Total Returns as of 12/31/2023
Average Annual Total Returns - JNL/JPMorgan Managed Conservative Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
JNL/JPMorgan Managed Conservative Fund (A)	8.55%	3.04%	2.60%
JNL/JPMorgan Managed Conservative Fund (A) | Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.17%	8.25%	4.31%
JNL/JPMorgan Managed Conservative Fund (A) | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
JNL/JPMorgan Managed Conservative Fund (A) | Morningstar Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	7.74%	3.15%	2.85%
JNL/JPMorgan Managed Conservative Fund (A) | 80% Bloomberg U.S. Aggregate Index, 14.30% S&P 500 Index, 5.70% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	9.06%	3.70%	3.53%
JNL/JPMorgan Managed Conservative Fund (A) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	12.03%
JNL/JPMorgan Managed Conservative Fund (I)	8.86%	3.35%		2.50%	Sep. 25, 2017
JNL/JPMorgan Managed Conservative Fund (I) | Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.17%	8.25%		4.78%
JNL/JPMorgan Managed Conservative Fund (I) | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%		0.93%
JNL/JPMorgan Managed Conservative Fund (I) | Morningstar Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	7.74%	3.15%		2.54%
JNL/JPMorgan Managed Conservative Fund (I) | 80% Bloomberg U.S. Aggregate Index, 14.30% S&P 500 Index, 5.70% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	9.06%	3.70%		2.98%
JNL/JPMorgan Managed Conservative Fund (I) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%		12.80%

JNL/JPMorgan Managed Conservative Fund | Risk Lose Money [Member]
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/JPMorgan Managed Conservative Fund | Market risk [Member]

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL/JPMorgan Managed Conservative Fund | Equity securities risk [Member]

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL/JPMorgan Managed Conservative Fund | Small-capitalization investing risk [Member]

●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

JNL/JPMorgan Managed Conservative Fund | Investment style risk [Member]

●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

JNL/JPMorgan Managed Conservative Fund | Allocation risk [Member]

●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.

JNL/JPMorgan Managed Conservative Fund | Foreign securities risk [Member]

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL/JPMorgan Managed Conservative Fund | Underlying funds risk [Member]

●	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

JNL/JPMorgan Managed Conservative Fund | Fixed-income risk [Member]

●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.

JNL/JPMorgan Managed Conservative Fund | Interest rate risk [Member]

●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.

JNL/JPMorgan Managed Conservative Fund | Credit risk [Member]

●	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

JNL/JPMorgan Managed Conservative Fund | Emerging markets and less developed countries risk [Member]

●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

JNL/JPMorgan Managed Conservative Fund | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]

●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.

JNL/JPMorgan Managed Conservative Fund | Concentration risk [Member]

●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

JNL/JPMorgan Managed Conservative Fund | Large-capitalization investing risk [Member]

●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

JNL/JPMorgan Managed Conservative Fund | U.S. Government securities risk [Member]

●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.

JNL/JPMorgan Managed Conservative Fund | Mid-capitalization investing risk [Member]

●	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

JNL/JPMorgan Managed Conservative Fund | Derivatives risk [Member]

●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

JNL/JPMorgan Managed Conservative Fund | Investment strategy risk [Member]

●	Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in accordance with these investment strategies may not produce the returns the Sub-Adviser expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

JNL/JPMorgan Managed Conservative Fund | Mortgage-related and other asset-backed securities risk [Member]

●	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.

JNL/JPMorgan Managed Conservative Fund | TIPS and inflation-linked bonds risk [Member]

●	TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. As a result, if inflation rates were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.

JNL/JPMorgan Managed Moderate Fund
JNL/JPMorgan Managed Moderate Fund (formerly, JNL/Goldman Sachs Managed Moderate Fund) Class A Class I
Investment Objective.
The investment objective of the Fund is current income and capital growth.
Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment) Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - JNL/JPMorgan Managed Moderate Fund	JNL/JPMorgan Managed Moderate Fund (A)		JNL/JPMorgan Managed Moderate Fund (I)
Management Fee	0.09%		0.09%
Distribution and/or Service (12b-1) Fees	0.30%		none
Other Expenses	0.06%	[1]	0.06%	[2]
Acquired Fund Fees and Expenses	0.62%	[3]	0.62%	[4]
Total Annual Fund Operating Expenses	1.07%		0.77%
[1]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[4]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - JNL/JPMorgan Managed Moderate Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/JPMorgan Managed Moderate Fund (A)	109	340	590	1,306
JNL/JPMorgan Managed Moderate Fund (I)	79	246	428	954

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2023 - 12/31/2023	14%

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are the Jackson Credit Opportunities Fund, the Jackson Real Assets Fund, and certain Funds that are part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 70% to Underlying Funds that invest primarily in fixed-income securities, 0%-25% to Underlying Funds that invest primarily in money market securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.

The Fund allocates its assets among Underlying Funds categorized by the Adviser into the following investment categories:

●	Allocation

●	Alternative

●	Fixed Income

●	International/Global Equity

●	Sector Equity

●	U.S. Equity

The Fund considers the Underlying Funds in the Fixed-Income investment category to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the International/Global Equity, Sector Equity, and U.S. Equity investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Allocation investment category include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative investment category to be funds that invest primarily in alternative assets and employ alternative strategies.

Two Underlying Funds, the Jackson Credit Opportunities Fund and the Jackson Real Assets Fund, each operate as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for managing the investment of portfolio assets solely according to the asset allocation instructions provided by J.P. Morgan Investment Management, Inc. (“JPMorgan”), the Fund’s sub-adviser (“Sub-Adviser”).  The Adviser determines the corresponding weights and executes transactions in the Underlying Funds.  The Fund’s allocations are rebalanced periodically by the Sub-Adviser.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund does not take direct positions in derivatives, asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Principal Risks of Investing” and “Glossary of Risks” sections of the Fund’s prospectus.

Principal Risks of Investing in the Fund.
Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance prior to on or about July 1, 2019 reflects the Fund’s results when managed by the former sub-adviser, Standard & Poor’s Investment Advisory Services LLC. Performance prior to October 21, 2024 reflects the Fund’s results when managed by the former sub-adviser, Goldman Sachs Asset Management, L.P. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 29, 2024, the Bloomberg U.S. Aggregate Index replaced the Morningstar® Moderately Conservative Target Risk Index℠ as the Fund’s broad-based securities market index in accordance with new regulatory disclosure requirements. The Morningstar® Moderately Conservative Target Risk Index℠ is included as an additional index for the Fund because the Adviser believes it more closely reflects the market segments in which the Fund invests.

Annual Total Returns as of December 31

Best Quarter (ended 6/30/2020): 11.55%; Worst Quarter (ended 6/30/2022): -10.63% Best Quarter (ended 6/30/2020): 11.66%; Worst Quarter (ended 6/30/2022): -10.54%
Average Annual Total Returns as of 12/31/2023
Average Annual Total Returns - JNL/JPMorgan Managed Moderate Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
JNL/JPMorgan Managed Moderate Fund (A)	12.19%	5.23%	4.16%
JNL/JPMorgan Managed Moderate Fund (A) | Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.17%	8.25%	4.31%
JNL/JPMorgan Managed Moderate Fund (A) | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
JNL/JPMorgan Managed Moderate Fund (A) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	12.03%
JNL/JPMorgan Managed Moderate Fund (A) | Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	10.89%	5.55%	4.50%
JNL/JPMorgan Managed Moderate Fund (A) | 60% Bloomberg U.S. Aggregate Index, 28% S&P 500 Index, 12% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	12.63%	6.21%	5.15%
JNL/JPMorgan Managed Moderate Fund (I)	12.52%	5.55%		4.28%	Sep. 25, 2017
JNL/JPMorgan Managed Moderate Fund (I) | Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.17%	8.25%		4.78%
JNL/JPMorgan Managed Moderate Fund (I) | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%		0.93%
JNL/JPMorgan Managed Moderate Fund (I) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%		12.80%
JNL/JPMorgan Managed Moderate Fund (I) | Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	10.89%	5.55%		4.36%
JNL/JPMorgan Managed Moderate Fund (I) | 60% Bloomberg U.S. Aggregate Index, 28% S&P 500 Index, 12% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	12.63%	6.21%		4.92%

JNL/JPMorgan Managed Moderate Fund | Risk Lose Money [Member]
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/JPMorgan Managed Moderate Fund | Market risk [Member]

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL/JPMorgan Managed Moderate Fund | Equity securities risk [Member]

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL/JPMorgan Managed Moderate Fund | Small-capitalization investing risk [Member]

●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

JNL/JPMorgan Managed Moderate Fund | Investment style risk [Member]

●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

JNL/JPMorgan Managed Moderate Fund | Allocation risk [Member]

●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.

JNL/JPMorgan Managed Moderate Fund | Foreign securities risk [Member]

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL/JPMorgan Managed Moderate Fund | Underlying funds risk [Member]

●	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

JNL/JPMorgan Managed Moderate Fund | Fixed-income risk [Member]

●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.

JNL/JPMorgan Managed Moderate Fund | Interest rate risk [Member]

●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.

JNL/JPMorgan Managed Moderate Fund | Credit risk [Member]

●	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

JNL/JPMorgan Managed Moderate Fund | Emerging markets and less developed countries risk [Member]

●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

JNL/JPMorgan Managed Moderate Fund | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]

●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.

JNL/JPMorgan Managed Moderate Fund | Concentration risk [Member]

●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

JNL/JPMorgan Managed Moderate Fund | Large-capitalization investing risk [Member]

●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

JNL/JPMorgan Managed Moderate Fund | U.S. Government securities risk [Member]

●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.

JNL/JPMorgan Managed Moderate Fund | Mid-capitalization investing risk [Member]

●	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

JNL/JPMorgan Managed Moderate Fund | Derivatives risk [Member]

●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

JNL/JPMorgan Managed Moderate Fund | Investment strategy risk [Member]

●	Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in accordance with these investment strategies may not produce the returns the Sub-Adviser expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

JNL/JPMorgan Managed Moderate Fund | Mortgage-related and other asset-backed securities risk [Member]

●	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.

JNL/JPMorgan Managed Moderate Fund | TIPS and inflation-linked bonds risk [Member]

●	TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. As a result, if inflation rates were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.

JNL/JPMorgan Managed Moderate Growth Fund
JNL/JPMorgan Managed Moderate Growth Fund (formerly, JNL/Goldman Sachs Managed Moderate Growth Fund) Class A Class I
Investment Objective.
The investment objective of the Fund is capital growth and current income.
Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment) Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - JNL/JPMorgan Managed Moderate Growth Fund	JNL/JPMorgan Managed Moderate Growth Fund(A)		JNL/JPMorgan Managed Moderate Growth Fund (I)
Management Fee	0.08%		0.08%
Distribution and/or Service (12b-1) Fees	0.30%		none
Other Expenses	0.06%	[1]	0.06%	[2]
Acquired Fund Fees and Expenses	0.64%	[3]	0.64%	[4]
Total Annual Fund Operating Expenses	1.08%		0.78%
[1]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[4]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - JNL/JPMorgan Managed Moderate Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/JPMorgan Managed Moderate Growth Fund(A)	110	343	595	1,317
JNL/JPMorgan Managed Moderate Growth Fund (I)	80	249	433	966

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2023 - 12/31/2023	9%

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are the Jackson Credit Opportunities Fund, the Jackson Real Assets Fund, and certain Funds that are part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 30% to 50% to Underlying Funds that invest primarily in fixed-income securities, 0% to 20% to Underlying Funds that invest primarily in money market securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.

The Fund allocates its assets among Underlying Funds categorized by the Adviser into the following investment categories:

●	Allocation

●	Alternative

●	Fixed Income

●	International/Global Equity

●	Sector Equity

●	U.S. Equity

The Fund considers the Underlying Funds in the Fixed-Income investment category to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the International/Global Equity, Sector Equity, and U.S. Equity investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Allocation investment category include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative investment category to be funds that invest primarily in alternative assets and employ alternative strategies.

Two Underlying Funds, the Jackson Credit Opportunities Fund and the Jackson Real Assets Fund, each operate as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for managing the investment of portfolio assets solely according to the asset allocation instructions provided by J.P. Morgan Investment Management, Inc. (“JPMorgan”), the Fund’s sub-adviser (“Sub-Adviser”).  The Adviser determines the corresponding weights and executes transactions in the Underlying Funds.  The Fund’s allocations are rebalanced periodically by the Sub-Adviser.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund does not take direct positions in derivatives, asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Principal Risks of Investing” and “Glossary of Risks” sections of the Fund’s prospectus.

Principal Risks of Investing in the Fund.
Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance prior to on or about July 1, 2019 reflects the Fund’s results when managed by the former sub-adviser, Standard & Poor’s Investment Advisory Services LLC. Performance prior to October 21, 2024 reflects the Fund’s results when managed by the former sub-adviser, Goldman Sachs Asset Management, L.P. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 29, 2024, the Morningstar® Global Target Market Exposure Index℠ (Net) replaced the Morningstar® Moderate Target Risk Index℠ as the Fund’s broad-based securities market index in accordance with new regulatory disclosure requirements. The Morningstar® Moderate Target Risk Index℠ is included as an additional index for the Fund because the Adviser believes it more closely reflects the market segments in which the Fund invests.

Annual Total Returns as of December 31

Best Quarter (ended 6/30/2020): 15.21%; Worst Quarter (ended 3/31/2020): -14.29% Best Quarter (ended 6/30/2020): 15.33%; Worst Quarter (ended 3/31/2020): -14.24%
Average Annual Total Returns as of 12/31/2023
Average Annual Total Returns - JNL/JPMorgan Managed Moderate Growth Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
JNL/JPMorgan Managed Moderate Growth Fund(A)	16.00%	7.49%	5.65%
JNL/JPMorgan Managed Moderate Growth Fund(A) | Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.17%	8.25%	4.31%
JNL/JPMorgan Managed Moderate Growth Fund(A) | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
JNL/JPMorgan Managed Moderate Growth Fund(A) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	12.03%
JNL/JPMorgan Managed Moderate Growth Fund(A) | Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.13%	11.69%	7.94%
JNL/JPMorgan Managed Moderate Growth Fund(A) | Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	13.22%	7.38%	5.72%
JNL/JPMorgan Managed Moderate Growth Fund(A) | 42% S&P 500 Index, 40% Bloomberg U.S. Aggregate Index, 18% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.29%	8.69%	6.74%
JNL/JPMorgan Managed Moderate Growth Fund (I)	16.36%	7.82%		6.03%	Sep. 25, 2017
JNL/JPMorgan Managed Moderate Growth Fund (I) | Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.17%	8.25%		4.78%
JNL/JPMorgan Managed Moderate Growth Fund (I) | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%		0.93%
JNL/JPMorgan Managed Moderate Growth Fund (I) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%		12.80%
JNL/JPMorgan Managed Moderate Growth Fund (I) | Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.13%	11.69%		8.55%
JNL/JPMorgan Managed Moderate Growth Fund (I) | Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	13.22%	7.38%		5.68%
JNL/JPMorgan Managed Moderate Growth Fund (I) | 42% S&P 500 Index, 40% Bloomberg U.S. Aggregate Index, 18% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.29%	8.69%		6.83%

JNL/JPMorgan Managed Moderate Growth Fund | Risk Lose Money [Member]
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/JPMorgan Managed Moderate Growth Fund | Market risk [Member]

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL/JPMorgan Managed Moderate Growth Fund | Equity securities risk [Member]

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL/JPMorgan Managed Moderate Growth Fund | Small-capitalization investing risk [Member]

●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

JNL/JPMorgan Managed Moderate Growth Fund | Investment style risk [Member]

●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

JNL/JPMorgan Managed Moderate Growth Fund | Allocation risk [Member]

●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.

JNL/JPMorgan Managed Moderate Growth Fund | Foreign securities risk [Member]

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL/JPMorgan Managed Moderate Growth Fund | Underlying funds risk [Member]

●	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

JNL/JPMorgan Managed Moderate Growth Fund | Fixed-income risk [Member]

●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.

JNL/JPMorgan Managed Moderate Growth Fund | Interest rate risk [Member]

●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.

JNL/JPMorgan Managed Moderate Growth Fund | Credit risk [Member]

●	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

JNL/JPMorgan Managed Moderate Growth Fund | Emerging markets and less developed countries risk [Member]

●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

JNL/JPMorgan Managed Moderate Growth Fund | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]

●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.

JNL/JPMorgan Managed Moderate Growth Fund | Concentration risk [Member]

●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

JNL/JPMorgan Managed Moderate Growth Fund | Large-capitalization investing risk [Member]

●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

JNL/JPMorgan Managed Moderate Growth Fund | U.S. Government securities risk [Member]

●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.

JNL/JPMorgan Managed Moderate Growth Fund | Mid-capitalization investing risk [Member]

●	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

JNL/JPMorgan Managed Moderate Growth Fund | Derivatives risk [Member]

●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

JNL/JPMorgan Managed Moderate Growth Fund | Investment strategy risk [Member]

●	Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in accordance with these investment strategies may not produce the returns the Sub-Adviser expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

JNL/JPMorgan Managed Moderate Growth Fund | Mortgage-related and other asset-backed securities risk [Member]

●	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.

JNL/JPMorgan Managed Moderate Growth Fund | TIPS and inflation-linked bonds risk [Member]

●	TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. As a result, if inflation rates were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.

JNL/JPMorgan Managed Growth Fund
JNL/JPMorgan Managed Growth Fund (formerly, JNL/Goldman Sachs Managed Growth Fund) Class A Class I
Investment Objective.
The investment objective of the Fund is to seek capital growth.
Current income is a secondary objective.
Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment) Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - JNL/JPMorgan Managed Growth Fund	JNL/JPMorgan Managed Growth Fund (A)		JNL/JPMorgan Managed Growth Fund (I)
Management Fee	0.08%		0.08%
Distribution and/or Service (12b-1) Fees	0.30%		none
Other Expenses	0.06%	[1]	0.06%	[2]
Acquired Fund Fees and Expenses	0.66%	[3]	0.66%	[4]
Total Annual Fund Operating Expenses	1.10%		0.80%
[1]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[4]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - JNL/JPMorgan Managed Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/JPMorgan Managed Growth Fund (A)	112	350	606	1,340
JNL/JPMorgan Managed Growth Fund (I)	82	255	444	990

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2023 - 12/31/2023	7%

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are the Jackson Credit Opportunities Fund, the Jackson Real Assets Fund, and certain Funds that are part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 10% to 30% to Underlying Funds that invest primarily in fixed-income securities, 0%-15% to Underlying Funds that invest primarily in money market securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.

The Fund allocates its assets among Underlying Funds categorized by the Adviser into the following investment categories:

●	Allocation

●	Alternative

●	Fixed Income

●	International/Global Equity

●	Sector Equity

●	U.S. Equity

The Fund considers the Underlying Funds in the Fixed-Income investment category to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the International/Global Equity, Sector Equity, and U.S. Equity investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Allocation investment category include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative investment category to be funds that invest primarily in alternative assets and employ alternative strategies.

Two Underlying Funds, the Jackson Credit Opportunities Fund and the Jackson Real Assets Fund, each operate as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for managing the investment of portfolio assets solely according to the asset allocation instructions provided by J.P. Morgan Investment Management, Inc. (“JPMorgan”), the Fund’s sub-adviser (“Sub-Adviser”).  The Adviser determines the corresponding weights and executes transactions in the Underlying Funds.  The Fund’s allocations are rebalanced periodically by the Sub-Adviser.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund does not take direct positions in derivatives, asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Principal Risks of Investing” and “Glossary of Risks” sections of the Fund’s prospectus.

Principal Risks of Investing in the Fund.
Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance prior to on or about July 1, 2019 reflects the Fund’s results when managed by the former sub-adviser, Standard & Poor’s Investment Advisory Services LLC. Performance prior to October 21, 2024 reflects the Fund’s results when managed by the former sub-adviser, Goldman Sachs Asset Management, L.P. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 29, 2024, the Morningstar® Global Target Market Exposure Index℠ (Net) replaced the Morningstar® Moderately Aggressive Target Risk Index℠ as the Fund’s broad-based securities market index in accordance with new regulatory disclosure requirements. The Morningstar® Moderately Aggressive Target Risk Index℠ is included as an additional index for the Fund because the Adviser believes it more closely reflects the market segments in which the Fund invests.

Annual Total Returns as of December 31

Best Quarter (ended 6/30/2020): 18.79%; Worst Quarter (ended 3/31/2020): -17.54% Best Quarter (ended 6/30/2020): 18.87%; Worst Quarter (ended 3/31/2020): -17.46%
Average Annual Total Returns as of 12/31/2023
Average Annual Total Returns - JNL/JPMorgan Managed Growth Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
JNL/JPMorgan Managed Growth Fund (A)	20.04%	9.86%	7.36%
JNL/JPMorgan Managed Growth Fund (A) | Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.17%	8.25%	4.31%
JNL/JPMorgan Managed Growth Fund (A) | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
JNL/JPMorgan Managed Growth Fund (A) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	12.03%
JNL/JPMorgan Managed Growth Fund (A) | Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.13%	11.69%	7.94%
JNL/JPMorgan Managed Growth Fund (A) | Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	15.98%	9.30%	6.92%
JNL/JPMorgan Managed Growth Fund (A) | 56% S&P 500 Index, 20% Bloomberg U.S. Aggregate Index, 24% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	20.03%	11.12%	8.26%
JNL/JPMorgan Managed Growth Fund (I)	20.44%	10.19%		7.95%	Sep. 25, 2017
JNL/JPMorgan Managed Growth Fund (I) | Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.17%	8.25%		4.78%
JNL/JPMorgan Managed Growth Fund (I) | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%		0.93%
JNL/JPMorgan Managed Growth Fund (I) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%		12.80%
JNL/JPMorgan Managed Growth Fund (I) | Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.13%	11.69%		8.55%
JNL/JPMorgan Managed Growth Fund (I) | Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	15.98%	9.30%		7.03%
JNL/JPMorgan Managed Growth Fund (I) | 56% S&P 500 Index, 20% Bloomberg U.S. Aggregate Index, 24% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	20.03%	11.12%		8.66%

JNL/JPMorgan Managed Growth Fund | Risk Lose Money [Member]
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/JPMorgan Managed Growth Fund | Market risk [Member]

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL/JPMorgan Managed Growth Fund | Equity securities risk [Member]

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL/JPMorgan Managed Growth Fund | Small-capitalization investing risk [Member]

●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

JNL/JPMorgan Managed Growth Fund | Investment style risk [Member]

●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

JNL/JPMorgan Managed Growth Fund | Allocation risk [Member]

●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.

JNL/JPMorgan Managed Growth Fund | Foreign securities risk [Member]

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL/JPMorgan Managed Growth Fund | Underlying funds risk [Member]

●	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

JNL/JPMorgan Managed Growth Fund | Fixed-income risk [Member]

●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.

JNL/JPMorgan Managed Growth Fund | Interest rate risk [Member]

●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.

JNL/JPMorgan Managed Growth Fund | Credit risk [Member]

●	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

JNL/JPMorgan Managed Growth Fund | Emerging markets and less developed countries risk [Member]

●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

JNL/JPMorgan Managed Growth Fund | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]

●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.

JNL/JPMorgan Managed Growth Fund | Concentration risk [Member]

●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

JNL/JPMorgan Managed Growth Fund | Large-capitalization investing risk [Member]

●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

JNL/JPMorgan Managed Growth Fund | U.S. Government securities risk [Member]

●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.

JNL/JPMorgan Managed Growth Fund | Mid-capitalization investing risk [Member]

●	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

JNL/JPMorgan Managed Growth Fund | Derivatives risk [Member]

●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

JNL/JPMorgan Managed Growth Fund | Investment strategy risk [Member]

●	Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in accordance with these investment strategies may not produce the returns the Sub-Adviser expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

JNL/JPMorgan Managed Growth Fund | Mortgage-related and other asset-backed securities risk [Member]

●	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.

JNL/JPMorgan Managed Growth Fund | TIPS and inflation-linked bonds risk [Member]

●	TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. As a result, if inflation rates were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.

JNL/JPMorgan Managed Aggressive Growth Fund
JNL/JPMorgan Managed Aggressive Growth Fund (formerly, JNL/Goldman Sachs Managed Aggressive Growth Fund) Class A Class I
Investment Objective.
The investment objective of the Fund is capital growth.
Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment) Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - JNL/JPMorgan Managed Aggressive Growth Fund	JNL/JPMorgan Managed Aggressive Growth Fund (A)		JNL/JPMorgan Managed Aggressive Growth Fund (I)
Management Fee	0.09%		0.09%
Distribution and/or Service (12b-1) Fees	0.30%		none
Other Expenses	0.06%	[1]	0.06%	[2]
Acquired Fund Fees and Expenses	0.67%	[3]	0.67%	[4]
Total Annual Fund Operating Expenses	1.12%		0.82%
[1]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[4]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - JNL/JPMorgan Managed Aggressive Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/JPMorgan Managed Aggressive Growth Fund (A)	114	356	617	1,363
JNL/JPMorgan Managed Aggressive Growth Fund (I)	84	262	455	1,014

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2023 - 12/31/2023	7%

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are the Jackson Credit Opportunities Fund, the Jackson Real Assets Fund, and certain Funds that are part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities, 0% to 10% to Underlying Funds that invest primarily in money market securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.

The Fund allocates its assets among Underlying Funds categorized by the Adviser into the following investment categories:

●	Allocation

●	Alternative

●	Fixed Income

●	International/Global Equity

●	Sector Equity

●	U.S. Equity

The Fund considers the Underlying Funds in the Fixed-Income investment category to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the International/Global Equity, Sector Equity, and U.S. Equity investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Allocation investment category include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative investment category to be funds that invest primarily in alternative assets and employ alternative strategies.

Two Underlying Funds, the Jackson Credit Opportunities Fund and the Jackson Real Assets Fund, each operate as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for managing the investment of portfolio assets solely according to the asset allocation instructions provided by J.P. Morgan Investment Management, Inc. (“JPMorgan”), the Fund’s sub-adviser (“Sub-Adviser”).  The Adviser then determines the corresponding weights and executes transactions in the Underlying Funds.  The Fund’s allocations are rebalanced periodically by the Sub-Adviser.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund does not take direct positions in derivatives, asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Principal Risks of Investing” and “Glossary of Risks” sections of the Fund’s prospectus.

Principal Risks of Investing in the Fund.
Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance prior to on or about July 1, 2019 reflects the Fund’s results when managed by the former sub-adviser, Standard & Poor’s Investment Advisory Services LLC. Performance prior to October 21, 2024 reflects the Fund’s results when managed by the former sub-adviser, Goldman Sachs Asset Management, L.P. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 29, 2024, the Morningstar® Global Target Market Exposure Index℠ (Net) replaced the Morningstar® Aggressive Target Risk Index℠ as the Fund’s broad-based securities market index in accordance with new regulatory disclosure requirements. The Morningstar® Aggressive Target Risk Index℠ is included as an additional index for the Fund because the Adviser believes it more closely reflects the market segments in which the Fund invests.

Annual Total Returns as of December 31

Best Quarter (ended 6/30/2020): 20.43%; Worst Quarter (ended 3/31/2020): -19.34% Best Quarter (ended 6/30/2020): 20.46%; Worst Quarter (ended 3/31/2020): -19.24%
Average Annual Total Returns as of 12/31/2023
Average Annual Total Returns - JNL/JPMorgan Managed Aggressive Growth Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
JNL/JPMorgan Managed Aggressive Growth Fund (A)	22.19%	11.00%	8.12%
JNL/JPMorgan Managed Aggressive Growth Fund (A) | Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.17%	8.25%	4.31%
JNL/JPMorgan Managed Aggressive Growth Fund (A) | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
JNL/JPMorgan Managed Aggressive Growth Fund (A) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	12.03%
JNL/JPMorgan Managed Aggressive Growth Fund (A) | Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.13%	11.69%	7.94%
JNL/JPMorgan Managed Aggressive Growth Fund (A) | Morningstar Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	18.30%	10.72%	7.83%
JNL/JPMorgan Managed Aggressive Growth Fund (A) | 63% S&P 500 Index, 27% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net), 10% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	21.93%	12.31%	9.00%
JNL/JPMorgan Managed Aggressive Growth Fund (I)	22.57%	11.33%		8.78%	Sep. 25, 2017
JNL/JPMorgan Managed Aggressive Growth Fund (I) | Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.17%	8.25%		4.78%
JNL/JPMorgan Managed Aggressive Growth Fund (I) | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%		0.93%
JNL/JPMorgan Managed Aggressive Growth Fund (I) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%		12.80%
JNL/JPMorgan Managed Aggressive Growth Fund (I) | Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.13%	11.69%		8.55%
JNL/JPMorgan Managed Aggressive Growth Fund (I) | Morningstar Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	18.30%	10.72%		8.02%
JNL/JPMorgan Managed Aggressive Growth Fund (I) | 63% S&P 500 Index, 27% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net), 10% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	21.93%	12.31%		9.54%

JNL/JPMorgan Managed Aggressive Growth Fund | Risk Lose Money [Member]
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/JPMorgan Managed Aggressive Growth Fund | Market risk [Member]

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL/JPMorgan Managed Aggressive Growth Fund | Equity securities risk [Member]

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL/JPMorgan Managed Aggressive Growth Fund | Small-capitalization investing risk [Member]

●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

JNL/JPMorgan Managed Aggressive Growth Fund | Investment style risk [Member]

●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

JNL/JPMorgan Managed Aggressive Growth Fund | Allocation risk [Member]

●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.

JNL/JPMorgan Managed Aggressive Growth Fund | Foreign securities risk [Member]

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL/JPMorgan Managed Aggressive Growth Fund | Underlying funds risk [Member]

●	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

JNL/JPMorgan Managed Aggressive Growth Fund | Fixed-income risk [Member]

●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.

JNL/JPMorgan Managed Aggressive Growth Fund | Interest rate risk [Member]

●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.

JNL/JPMorgan Managed Aggressive Growth Fund | Credit risk [Member]

●	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

JNL/JPMorgan Managed Aggressive Growth Fund | Emerging markets and less developed countries risk [Member]

●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

JNL/JPMorgan Managed Aggressive Growth Fund | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]

●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.

JNL/JPMorgan Managed Aggressive Growth Fund | Concentration risk [Member]

●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

JNL/JPMorgan Managed Aggressive Growth Fund | Large-capitalization investing risk [Member]

●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

JNL/JPMorgan Managed Aggressive Growth Fund | U.S. Government securities risk [Member]

●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.

JNL/JPMorgan Managed Aggressive Growth Fund | Mid-capitalization investing risk [Member]

●	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

JNL/JPMorgan Managed Aggressive Growth Fund | Derivatives risk [Member]

●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

JNL/JPMorgan Managed Aggressive Growth Fund | Investment strategy risk [Member]

●	Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in accordance with these investment strategies may not produce the returns the Sub-Adviser expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

JNL/JPMorgan Managed Aggressive Growth Fund | Mortgage-related and other asset-backed securities risk [Member]

●	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.

JNL/JPMorgan Managed Aggressive Growth Fund | TIPS and inflation-linked bonds risk [Member]

●	TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. As a result, if inflation rates were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.